Shareholders' equity - Share Purchase Warrants and Deferred share unit plan (Details) - DSU plan $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) EquityInstruments shares	Dec. 31, 2018 USD ($) EquityInstruments shares
Stock-based payments
Redeemed | shares	0	15,298
Granted | EquityInstruments	18,448	18,420
DSU liability	$ 10.8	$ 6.1
Mark-to-market adjustments	$ (2.8)	$ 0.3